Summary of Changes in Share Purchase Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Number of Warrants Outstanding, Balance	9,464,152	178,528
Weighted Average Exercise Price, Outstanding	$ 5.84	$ 35.82
Number of Warrants, Granted in the Public Offering		5,882,353
Weighted Average Exercise Price Granted from Public Offering		$ 5.31
Number of Warrants, Granted in the Over Allotment		882,352
Weighted Average Exercise Price Granted from Over Allotment		$ 5.31
Number of Warrants, Granted in the Private Placement		5,170,343
Weighted Average Exercise Price Granted in the Private Placement		$ 6.19
Number of Warrants, Granted from the Issuance of a Convertible Note		69,188
Weighted Average Exercise Price, Granted from the Issuance of a Convertible Note		$ 4.41
Number of Warrants, Expired	(12,707)	(156,039)
Weighted Average Exercise Price, Expired During the Year	$ 28.80	$ (36.26)
Number of Warrants, Exercised	(833,065)	(2,562,573)
Weighted Average Exercise Price, Exercised	$ 6.16	$ (5.48)
Number of Warrants, Repurchased and Cancelled	(200,740)
Weighted Average Exercise Price, Repurchased and Cancelled	$ 5.31
Number of Warrants Outstanding, Balance	8,417,640	9,464,152
Weighted Average Exercise Price, Outstanding	$ 5.79	$ 5.84